CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 316,185,694	$ 292,721,361	$ 566,291,755
Cost of sales	(300,973,705)	(293,914,163)	(564,474,123)
Gross profit (loss)	15,211,989	(1,192,802)	1,817,632
Selling and marketing expenses	(16,416,359)	(20,055,854)	(19,148,678)
General and administrative expenses	(30,010,529)	(75,874,984)	(41,182,119)
Research and development expenses	(6,022,357)	(8,608,874)	(6,718,265)
Goodwill impairment loss			(14,806,586)
Total operating expenses	(52,449,245)	(104,539,712)	(81,855,648)
Loss from operations	(37,237,256)	(105,732,514)	(80,038,016)
Interest expense	(28,805,652)	(28,838,328)	(23,458,361)
Interest income	6,586,276	6,154,813	2,505,432
Changes in fair value of derivatives		(369,309)	(5,173,903)
Other income (expense), net	8,974,787	11,486,938	(1,899,809)
Loss before income taxes	(50,481,845)	(117,298,400)	(108,064,657)
Income tax benefit (expense)	(1,127,627)	(16,295,221)	13,771,962
Net loss	(51,609,472)	(133,593,621)	(94,292,695)
Less: Net loss attributable to the non-controlling interest	(1,000,391)	(12,957)
Net loss attributable to ordinary shareholders of China Sunergy Co., Ltd.	(50,609,081)	(133,580,664)	(94,292,695)
Net income (loss) per share:
Basic	$ (0.20)	$ (0.55)	$ (0.39)
Diluted	$ (0.20)	$ (0.55)	$ (0.39)
Basic and diluted	$ (0.20)	$ (0.55)	$ (0.39)
Share used in calculating basic income (loss) per share	255,102,003	240,701,253	240,701,253
Share used in calculating diluted income (loss) per share	255,102,003	240,701,253	240,701,253
Share used in calculating basic and diluted loss per share	255,102,003	240,701,253	240,701,253
Third parties [Member]
Sales	306,334,566	286,889,060	556,121,653
Cost of sales	(291,372,403)	(288,004,932)	(556,741,244)
Related parties [Member]
Sales	9,851,128	5,832,301	10,170,102
Cost of sales	$ (9,601,302)	$ (5,909,231)	$ (7,732,879)